30. Risk management (Details 6) - USD ($) $ in Millions		Jun. 30, 2020	Dec. 31, 2019
Pound sterling per dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		$ (13)
Pound sterling per dollar [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		1,810
Pound sterling per dollar [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(3,633)
Pound sterling per dollar [member] | Reasonably possible scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(2)
Pound sterling per dollar [member] | Reasonably possible scenario [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		453
Pound sterling per dollar [member] | Reasonably possible scenario [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(908)
Pound sterling per dollar [member] | Probable scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(1)
Pound sterling per dollar [member] | Probable scenario [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	[1]	18
Pound sterling per dollar [member] | Probable scenario [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	[1]	(37)
Pound sterling per dollar [member] | Remote scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(5)
Pound sterling per dollar [member] | Remote scenario [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		905
Pound sterling per dollar [member] | Remote scenario [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(8)
Pound sterling per dollar [member] | Remote Scenario [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(1,816)
Dollar per real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(37,254)
Dollar per real [member] | Cash flow hedges [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		54,407
Dollar per real [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		4,352
Dollar per real [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(95,464)
Dollar per real [member] | Reasonably possible scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(9,313)
Dollar per real [member] | Reasonably possible scenario [member] | Cash flow hedges [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		13,602
Dollar per real [member] | Reasonably possible scenario [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		1,088
Dollar per real [member] | Reasonably possible scenario [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(23,866)
Dollar per real [member] | Probable scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	[1]	1,605
Dollar per real [member] | Probable scenario [member] | Cash flow hedges [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	[1]	(2,345)
Dollar per real [member] | Probable scenario [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	[1]	(188)
Dollar per real [member] | Probable scenario [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	[1]	4,114
Dollar per real [member] | Remote scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(18,627)
Dollar per real [member] | Remote scenario [member] | Cash flow hedges [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		27,204
Dollar per real [member] | Remote scenario [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		2,176
Dollar per real [member] | Remote scenario [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(47,732)
Euro per real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(12)
Euro per real [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		4
Euro per real [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(16)
Euro per real [member] | Reasonably possible scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(3)
Euro per real [member] | Reasonably possible scenario [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		1
Euro per real [member] | Reasonably possible scenario [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(4)
Euro per real [member] | Probable scenario [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	[1]	1
Euro per real [member] | Remote scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(6)
Euro per real [member] | Remote scenario [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		2
Euro per real [member] | Probable scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	[1]	1
Euro per dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(2,565)
Euro per dollar [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		2,448
Euro per dollar [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(5,013)
Euro per dollar [member] | Reasonably possible scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(641)
Euro per dollar [member] | Reasonably possible scenario [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		612
Euro per dollar [member] | Reasonably possible scenario [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(1,253)
Euro per dollar [member] | Probable scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	[1]	8
Euro per dollar [member] | Probable scenario [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	[1]	(8)
Euro per dollar [member] | Probable scenario [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		16
Euro per dollar [member] | Remote scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(1,283)
Euro per dollar [member] | Remote scenario [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		1,224
Euro per dollar [member] | Remote scenario [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(2,507)
Euro per dollar [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		2,448
Pound sterling per real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(17)
Pound sterling per real [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		3
Pound sterling per real [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(20)
Pound sterling per real [member] | Reasonably possible scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		1
Pound sterling per real [member] | Reasonably possible scenario [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(5)
Pound sterling per real [member] | Remote scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(4)
Pound sterling per real [member] | Remote scenario [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		2
Pound sterling per real [member] | Reasonably possible scenario [member] | Derivatives assets [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	[1]	1
Pound sterling per real [member] | Probable scenario [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	[1]	1
Pound sterling per real [member] | Remote Scenario [member] | Derivative liabilities [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(10)
Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(39,861)	$ 950
Currency risk [member] | Reasonably possible scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(9,963)	285
Currency risk [member] | Probable scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	[1]	1,614	16
Currency risk [member] | Remote scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(19,929)	$ 570
Currency swap contract [member] | Pound sterling per dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		1,503
Currency swap contract [member] | Pound sterling per dollar [member] | Reasonably possible scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		376
Currency swap contract [member] | Pound sterling per dollar [member] | Probable scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	[1]	15
Currency swap contract [member] | Pound sterling per dollar [member] | Remote scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		752
Exchange rate cross currency swap [Member] | Dollar per real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(549)
Exchange rate cross currency swap [Member] | Dollar per real [member] | Remote scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(275)
Exchange rate cross currency swap [Member] | Dollar per real [member] | Reasonably possible scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		(137)
Exchange rate cross currency swap [Member] | Dollar per real [member] | Probable scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	[1]	24
Non deliverable forward [member] | Pound sterling per dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		307
Non deliverable forward [member] | Pound sterling per dollar [member] | Reasonably possible scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		77
Non deliverable forward [member] | Pound sterling per dollar [member] | Probable scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	[1]	3
Non deliverable forward [member] | Pound sterling per dollar [member] | Remote scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk		$ 154

[1]	At June 30, 2020, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 4.3% appreciation of the Real; Euro x U.S Dollar: a 0.3% depreciation of the Euro; Pound Sterling x U.S. Dollar: a 1.05% apreciation of the Pound Sterling Real x Euro: a 4.6% appreciation of the Real; and Real x Pound Sterling - a 3.3% appreciation of the Real.